Finance Profit/(Loss) - Schedule of Information About Segregated Investment Income (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Detailed Information About Segregated investment income [Line Items]
Investment income	R$ 94,728	R$ 27,982	R$ 9,066
Investment losses	(554)	0	(234)
Mutual Funds And Fixed Income Investments [Member]
Disclosure Of Detailed Information About Segregated investment income [Line Items]
Investment income	94,489	25,620	2,604
Mutual Funds [Member]
Disclosure Of Detailed Information About Segregated investment income [Line Items]
Investment losses	(486)	0	0
Private Equity Funds [Member]
Disclosure Of Detailed Information About Segregated investment income [Line Items]
Investment income	239	2,362	6,462
Investment losses	(68)	0	(71)
Real estate listed funds [Member]
Disclosure Of Detailed Information About Segregated investment income [Line Items]
Investment losses	0	0	(77)
Public Equities Funds [Member]
Disclosure Of Detailed Information About Segregated investment income [Line Items]
Investment losses	R$ 0	R$ 0	R$ (86)